Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Auditors remuneration [line items]
Auditor's remuneration for other services	$ 0	$ 0	$ 498